UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2002

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    SPARROW CAPITAL MANAGEMENT, Inc
Address: 225 S. Meramec, Suite 732T
         St. Louis,MO 63105



13F File Number: 28-5189__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    William Young
Title:   Compliance Officer
Phone:   314-725-6161_
Signature, Place, and Date of Signing:

William Young__   St. Louis, MO___   FEBRUARY 12, 2003


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      29
Form 13F Information Table Value Total:        $70,062


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ADVANTUS CAPITAL MONEY MKT     FUND             0079670AT       19    13386 SH       DEFINED                     0        0    13386
AETNA INC (NEW)                COM              00817Y108     3850    93635 SH       DEFINED                  5500        0    88135
ALLIANZ FRANKLIN VALUEMARK      CHARTER         018824KXT       56    55500 SH       DEFINED                     0        0    55500
AUTOZONE INC NEVADA            COM              053332102     3216    45525 SH       DEFINED                  2200        0    43325
BLUE RHINO CORP                COM              095811105      197    11340 SH       DEFINED                  4800        0     6540
CISCO SYSTEMS INC              COM              17275R102     3161   241297 SH       DEFINED                 20200        0   221097
COM21 INC                      COM              205937105        4    20000 SH       DEFINED                     0        0    20000
DELL COMPUTER CORP             COM              247025109     3355   125450 SH       DEFINED                 10700        0   114750
8X8 INC NEW                    COM              282914100        5    23300 SH       DEFINED                     0        0    23300
FEDERAL NATL MTG ASSN          COM              313586109     4380    68091 SH       DEFINED                  3000        0    65091
FIRST DATA CORP                COM              319963104     4900   138370 SH       DEFINED                  5400        0   132970
GAP INC                        COM              364760108      354    22830 SH       DEFINED                 16600        0     6230
GENERAL ELECTRIC CO            COM              369604103     3437   141153 SH       DEFINED                  8200        0   132953
GENERAL MOTORS CORPORATION     COM              370442105     3117    84572 SH       DEFINED                  4880        0    79692
IDX SYSTEM CORP.               COM              449491109      177    10370 SH       DEFINED                  2700        0     7670
KRAFT FOODS INC                COM              50075N104     4551   116905 SH       DEFINED                  5600        0   111305
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     3013    56535 SH       DEFINED                  4280        0    52255
MACROMEDIA INC                 COM              556100105      264    24830 SH       DEFINED                 14400        0    10430
MARATHON OIL CORP              COM              565849106     3374   158471 SH       DEFINED                  9350        0   149121
MARSHALL & ILSLEY CP           COM              571834100     3435   125471 SH       DEFINED                  7400        0   118071
MEDICAL DEVICE ALLIANCE INC.   RESTRICTED       59449S19T        0    20000 SH       DEFINED                     0        0    20000
MICROSOFT CORP                 COM              594918104      387     7490 SH       DEFINED                  3000        0     4490
NIKE INC CL B                  COM              654106103     3717    83589 SH       DEFINED                  4300        0    79289
PEPSI BOTTLING GROUP INC       COM              713409100     5052   196573 SH       DEFINED                  7900        0   188673
SEMPRA ENERGY                  COM              816851109     3906   165150 SH       DEFINED                  8200        0   156950
SYSCO CORP                     COM              871829107     4712   158186 SH       DEFINED                  4950        0   153236
THOR INDUSTRIES INC            COM              885160101      303     8810 SH       DEFINED                  6400        0     2410
UNITED TECHNOLOGIES CORP       COM              913017109     3557    57426 SH       DEFINED                  3200        0    54226
WASHINGTON MUTUAL INC          COM              939322103     3563   103198 SH       DEFINED                  5730        0    97468